OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Sep. 30, 2022
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

13.       OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of:

	September 30,
	2021	2022
	RMB	RMB
Payable for purchase of plant and equipment	9,169	5,789
Salaries and bonus payable	4,724	4,908
Accrued interest	12,102	20,388
Other taxes payable	2,407	4,159
Deposits from others	2,434	4,689
Deferred government subsidies	1,039	887
Payable for penalty	12,812	12,734
Others	10,683	11,378
	55,374	64,932